Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure
Minimum Future Charter Revenues
Period/ Year ending December 31,	Amount
2016 (period)	$89,783
2017	155,934
2018	103,558
2019	85,545
2020	99,417
2021 and thereafter	1,030,861
Total	$1,565,098

Management Fees
Period/ Year ending December 31,	Amount
2016 (period)	$3,016
2017	6,162
2018	6,347
2019	6,537
2020	6,752
Total	$28,814